Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,049,000.00
Previously Paid Amount	0.00
Total Fee Amount	313.70
Total Offset Amount	0.00
Net Fee	313.70
Narrative - Max Aggregate Offering Price	$ 2,049,000.00
Final Prospectus	true